SHORT-TERM NOTES	12 Months Ended
Feb. 28, 2015
Debt Disclosure [Abstract]
SHORT-TERM NOTES

The Company received an aggregate of $65,000 in December 2014 from two members of the Board of Directors, in the form of short-term notes. These notes were applied to the purchase price of the December 31, 2014 closing of the Series B Private Placement (See Note 6). The interest was considered de minimis.